Stockholders' and Members' Equity, Earnings Per Share (Q3) (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	9 Months Ended
		Jun. 30, 2020	Jun. 30, 2020	Feb. 10, 2020	Sep. 30, 2019	Apr. 03, 2019
Earnings Per Share [Abstract]
Common stock, shares outstanding (in shares)					1,000	1,000
Numerator [Abstract]
Net income attributable to OneWater Inc		$ 14,367	$ 15,452
Denominator [Abstract]
Weighted-average number of unrestricted outstanding common shares used to calculate basic net income per share (in shares)		6,088,000	6,088,000
Effect of dilutive securities:
Restricted stock units (in shares)		9,000	5,000
Antidilutive Securities [Abstract]
Antidilutive securities excluded from computation of diluted weighted average shares (in shares)		8,754,000	8,697,000
Restricted Stock Units [Member]
Antidilutive Securities [Abstract]
Antidilutive securities excluded from computation of diluted weighted average shares (in shares)		292,000	235,000
Common Class A [Member]
Earnings Per Share [Abstract]
Common stock, shares outstanding (in shares)		6,087,906	6,087,906	0	0
Denominator [Abstract]
Weighted-average number of unrestricted outstanding common shares used to calculate basic net income per share (in shares)	[1]	6,088,000	6,088,000
Effect of dilutive securities:
Diluted weighted-average shares of Class A common stock outstanding used to calculate diluted net income per share (in shares)	[1]	6,097,000	6,093,000
Earnings per share of Class A common stock - basic (in dollars per share)	[1]	$ 2.36	$ 2.54
Earnings per share of Class A common stock - diluted (in dollars per share)	[1]	$ 2.36	$ 2.54
Common Class B [Member]
Earnings Per Share [Abstract]
Common stock, shares outstanding (in shares)		8,462,392	8,462,392	0	0
Antidilutive Securities [Abstract]
Antidilutive securities excluded from computation of diluted weighted average shares (in shares)		8,462,000	8,462,000

[1]	Represents earnings per share of Class A common stock and weighted-average shares of Class A common stock outstanding for the period from February 11, 2020 through June 30, 2020, the period following the Organizational Transactions (as defined below) and OneWater Marine Inc.'s initial public offering. See Note 9.